Property and Equipment	12 Months Ended
Oct. 02, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 4 - Property and Equipment

A summary of property and equipment at October 2, 2011 and October 3, 2010 is as follows:

	(Thousands)
	Estimated Useful Life	Year Ended October 2, 2011	Year Ended October 3, 2010
Property and Equipment
Furniture and Equipment	3-5yrs	$185	$176
Machinery and Equipment	5 yrs	1066	1,063
Leasehold Improvements	7 yrs	237	218
Less: Accumulated Depreciation		(1,227)	(1,161)
Net Property & Equipment		$261	$296

Depreciation Expense		$66	$66

Depreciation expense included in cost of goods sold and general and administrative expense for fiscal 2011 is $36 thousand and $30 thousand, respectively.  Depreciation expense included in cost of goods sold and general and administrative expense for fiscal 2010 is $43 thousand and $23 thousand, respectively.